Retirement Benefit Plan - Summary of Key Financial Assumptions Used to Measure Liabilities of BTPS (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Minimum assumed real rate	0.10%
Maximum assumed real rate		0.10%
Maximum assumed real rate			0.50%